Note 7 Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers	€ 358,023		€ 318,939		€ 311,147
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	214,126	[1]	201,405	[2]	195,983	[3]
Allowance account for credit losses of financial assets	(4,860)	[1]	(5,277)	[2]	(5,679)	[3]
Loans and advances to customers	209,266	[1]	196,129	[2]	190,304	[3]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	74,252		57,847		52,211
Allowance account for credit losses of financial assets	(2,496)		(2,038)		(2,211)
Loans and advances to customers	71,756		55,809		50,000
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	39,547	[4]	33,472	[5]	39,633	[6]
Allowance account for credit losses of financial assets	(2,105)	[4]	(2,058)	[5]	(2,338)	[6]
Loans and advances to customers	37,443	[4]	31,414	[5]	37,295	[6]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	40,288	[7]	36,335	[8]	34,499	[9]
Allowance account for credit losses of financial assets	(1,768)	[7]	(1,736)	[8]	(1,870)	[9]
Loans and advances to customers	38,519	[7]	34,599	[8]	32,629	[9]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,047		996		925
Allowance account for credit losses of financial assets	(8)		(8)		(7)
Loans and advances to customers	1,039		988		918
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	369,260	[10]	330,055	[11]	323,252	[12]
Allowance account for credit losses of financial assets	(11,237)	[10]	(11,116)	[11]	(12,105)	[12]
Loans and advances to customers	358,023	[10]	318,939	[11]	311,147	[12]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(2,164)		(2,528)		(2,611)
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(9,073)		(8,587)		(9,494)
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	187,037	[1]	171,883	[2]	171,397	[3]
Allowance account for credit losses of financial assets	(518)	[1]	(722)	[2]	(753)	[3]
Loans and advances to customers	186,519	[1]	171,161	[2]	170,644	[3]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	66,971		51,665		46,373
Allowance account for credit losses of financial assets	(955)		(740)		(685)
Loans and advances to customers	66,017		50,925		45,688
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	32,755	[4]	26,497	[5]	30,832	[6]
Allowance account for credit losses of financial assets	(224)	[4]	(224)	[5]	(246)	[6]
Loans and advances to customers	32,531	[4]	26,273	[5]	30,586	[6]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	34,401	[7]	30,166	[8]	28,484	[9]
Allowance account for credit losses of financial assets	(318)	[7]	(277)	[8]	(320)	[9]
Loans and advances to customers	34,083	[7]	29,889	[8]	28,165	[9]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,035		984		912
Allowance account for credit losses of financial assets	0		(1)		(1)
Loans and advances to customers	1,035		983		911
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	322,199	[10]	281,195	[11]	277,998	[12]
Allowance account for credit losses of financial assets	(2,014)	[10]	(1,964)	[11]	(2,005)	[12]
Loans and advances to customers	320,185	[10]	279,231	[11]	275,993	[12]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(21)		(4)		(10)
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,994)		(1,959)		(1,995)
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	19,621	[1]	21,380	[2]	16,387	[3]
Allowance account for credit losses of financial assets	(759)	[1]	(923)	[2]	(849)	[3]
Loans and advances to customers	18,862	[1]	20,457	[2]	15,538	[3]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	5,342		4,261		4,071
Allowance account for credit losses of financial assets	(475)		(381)		(442)
Loans and advances to customers	4,866		3,880		3,628
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,436	[4]	4,134	[5]	5,806	[6]
Allowance account for credit losses of financial assets	(358)	[4]	(424)	[5]	(535)	[6]
Loans and advances to customers	4,078	[4]	3,711	[5]	5,272	[6]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,166	[7]	4,425	[8]	4,312	[9]
Allowance account for credit losses of financial assets	(345)	[7]	(362)	[8]	(460)	[9]
Loans and advances to customers	3,821	[7]	4,062	[8]	3,852	[9]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3		3		5
Allowance account for credit losses of financial assets	0		0		0
Loans and advances to customers	3		3		4
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	33,568	[10]	34,203	[11]	30,581	[12]
Allowance account for credit losses of financial assets	(1,938)	[10]	(2,091)	[11]	(2,287)	[12]
Loans and advances to customers	31,629	[10]	32,112	[11]	28,294	[12]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(604)		(657)		(479)
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,334)		(1,434)		(1,808)
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	7,468	[1]	8,143	[2]	8,199	[3]
Allowance account for credit losses of financial assets	(3,583)	[1]	(3,631)	[2]	(4,077)	[3]
Loans and advances to customers	3,885	[1]	4,511	[2]	4,122	[3]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,939		1,921		1,767
Allowance account for credit losses of financial assets	(1,066)		(916)		(1,083)
Loans and advances to customers	873		1,005		684
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,356	[4]	2,841	[5]	2,995	[6]
Allowance account for credit losses of financial assets	(1,523)	[4]	(1,410)	[5]	(1,557)	[6]
Loans and advances to customers	833	[4]	1,431	[5]	1,438	[6]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,721	[7]	1,744	[8]	1,703	[9]
Allowance account for credit losses of financial assets	(1,105)	[7]	(1,096)	[8]	(1,090)	[9]
Loans and advances to customers	615	[7]	648	[8]	612	[9]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	9		9		8
Allowance account for credit losses of financial assets	(7)		(7)		(6)
Loans and advances to customers	2		2		2
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	13,493		14,657	[11]	14,672	[12]
Allowance account for credit losses of financial assets	(7,284)	[10]	(7,061)	[11]	(7,813)	[12]
Loans and advances to customers	6,208	[10]	7,596	[11]	6,860	[12]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,539)		(1,867)		(2,122)
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ (5,745)		€ (5,194)		€ (5,691)

[1]	(1) Spain includes all countries where BBVA, S.A. operates.
[2]	(1) Spain includes all countries where BBVA, S.A. operates.
[3]	(1) Spain includes all countries where BBVA, S.A. operates.
[4]	(2) Turkey includes all countries in which Garanti BBVA operates.
[5]	(2) Turkey includes all countries in which Garanti BBVA operates.
[6]	(2) Turkey includes all countries in which Garanti BBVA operates.
[7]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[8]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[9]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[10]	(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022, the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.
[11]	(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021 the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.
[12]	(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020 the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize